Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Interest Income
Interest and fee income on loans	$ 11,554	$ 10,220
Interest expense:
Interest related to secured borrowings	2,263	2,134
Interest related to unsecured borrowings	3,261	2,972
Interest expense	5,524	5,106
Net interest income	6,030	5,114
Less: Credit loss provision	737	930
Net interest income after credit loss provision	5,293	4,184
Non-Interest Income
Gain on sale of foreclosed assets	8	101
Gain on sale of real estate investments	10
Dividend income		62
Other income	80	154
Total non-interest income	98	317
Income	5,391	4,501
Non-Interest Expense
Selling, general and administrative	2,696	2,683
Depreciation and amortization	81	56
Loss on the sale of foreclosed assets	34
Impairment loss on foreclosed assets	2	2
Total non – Interest expense	2,813	2,741
Net income	2,578	1,760
Net income attributable to preferred equity holders	584	826
Net income attributable to common equity holders	$ 1,994	$ 934